Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheet of Jianzhi Education Technology Group Company Limited and its subsidiaries (collectively the “Company”) as of December 31, 2023 and 2024, and the related consolidated statements of loss and comprehensive loss, change in shareholders’ (deficit)/equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2023 and 2024, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.